Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2019 item lb	Dec. 31, 2019 item kg	Dec. 31, 2019 item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 MXN ($) item	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to		220	100
Aeronautical services:
Domestic TUA						$ 3,776,401	$ 3,382,198	$ 2,801,751
International TUA						1,207,989	1,061,793	921,539
Landing charges						229,919	205,787	178,638
Platform for embarking and disembarking						150,055	136,852	119,123
Aircraft parking charges on extended stay or overnight						35,910	36,402	31,923
Domestic and international passenger and carry-on baggage check						62,970	54,570	48,762
Aerocars and jetways						48,074	47,956	44,234
Other airport services, leases and regulated access rights						241,344	214,494	201,061
Total revenues from aeronautical services					$ 304,814	5,752,662	5,140,052	4,347,031
Commercial activities
Car parking charges						279,463	244,461	200,948
Advertising						76,200	68,475	106,045
Retail operations						124,554	114,418	106,908
Food and beverage						144,374	120,828	101,577
Car rental operators						149,454	131,478	92,770
Time share developers						16,663	14,115	13,193
Financial services						10,367	9,255	7,418
Communication and services						16,006	15,551	13,604
Services to passengers						4,127	2,746	2,662
VIP lounges						51,176	36,649	20,453
Other services						43,542	36,607	31,420
Total revenue from commercial activities						915,926	794,583	696,998
Diversification activities:
Hotel services						357,032	344,307	340,279
OMA Carga						194,936	177,396	152,963
Real estate services						18,181	16,352	12,328
Industrial services						39,451	26,340	14,647
Other services						4,966	4,061	4,405
Total diversification activities						614,566	568,456	524,622
Complementary activities:
Leasing of space						83,477	74,887	73,575
Access rights						19,709	18,023	16,538
Documented baggage inspection						175,006	153,192	132,262
Other services						10,921	16,356	12,343
Total of complimentary activities						289,113	262,458	234,718
Total revenue from non-aeronautical services					$ 96,415	1,819,605	1,625,497	1,456,338
Incentives given to airlines						$ 219,139	$ 87,422	$ 62,048
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports				77.00%			77.00%	82.00%